Reclamation and Closure Cost Provision	12 Months Ended
Dec. 31, 2021
Reclamation Obligation [Abstract]
Reclamation and Closure Cost Provision	RECLAMATION AND CLOSURE COST PROVISION

	USA	Mexico	Brazil	Canada	Total
Balance – December 31, 2019	$22,335	$—	$7,894	$—	$30,229
Assumed in Leagold Acquisition (note 5(e))	—	32,878	29,360	—	62,238
Accretion	185	179	1,845	—	2,209
Change in estimates	4,662	16,634	10,241	—	31,537
Reclamation expenditures	(71)	(49)	(276)	—	(396)
Foreign exchange gain	—	—	(5,026)	—	(5,026)
Balance – December 31, 2020	27,111	49,642	44,038	—	120,791
Assumed in Premier Acquisition (note 5(a))	—	11,850	—	1,631	13,481
Disposals	—	—	(7,895)	—	(7,895)
Accretion	362	3,715	2,434	24	6,535
Change in estimates	1,001	(18,943)	410	924	(16,608)
Reclamation expenditures	—	(277)	(409)	—	(686)
Reclassified to assets held for sale (note 9)	—	(11,863)	—	—	(11,863)
Foreign exchange gain	—	(2,221)	(2,372)	(14)	(4,607)
Balance – December 31, 2021	$28,474	$31,903	$36,206	$2,565	$99,148

At December 31				2021	2020
Classified and presented as:
Current(1)				$3,583	$3,688
Non-current				95,565	117,103
Total reclamation and closure cost provision				$99,148	$120,791
(1)    Included in other current liabilities.
The Company's environmental permits require it to reclaim any land disturbed during mine development, construction and operations. The majority of these reclamation costs are expected to be incurred subsequent to the end of the operation to which they relate. The Company's provision for reclamation and closure cost represents management's best estimate of the future reclamation and mine closure activities based on the level of known disturbance at the reporting date, known legal requirements and internal and external cost estimates.
The Company measures the provision at the expected value of future cash flows using inflation rates of 2.0% to 3.5% (2020 – 2.0% to 3.5%) and discounted to the present value using discount rates of 1.3% to 8.7% (2020 – 0.9% to 6.9%) depending on the region in which the costs will be incurred. At December 31, 2021, the total undiscounted cash flows of the Company's reclamation and closure cost provisions was $182.7 million (2020 – $167.1 million).
The Company's subsidiary, Western Mesquite Mines Inc., is required to post security for reclamation and closure cost with Imperial County, California as lead agency under the California Surface Mining and Reclamation Act, and for pit backfill with the California State Lands Commission under a public/private land lease agreement. At December 31, 2021, the Company has met its security requirements in the form of bonds posted through surety underwriters totaling $27.7 million (2020 – $0.3 million).